UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
California Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock California Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 131.7%
County/City/Special	Clovis, California, Unified School District, Capital Appreciation, GO
District/School	(Election of 2004), Series A, 5.126%, 8/01/21 (a)(b)(c)(d)	$ 7,500	$ 4,505,475
District - 30.8%	Los Angeles, California, Harbor Department Revenue Refunding
	Bonds, AMT, Series B, 5.50%, 8/01/21 (e)	10,025	9,922,545
Los Angeles, California, Unified School District, GO, Series I, 5%,
	7/01/20	2,500	2,624,625
	Riverside, California, Unified School District, GO (Election of 2001),
	Series A, 5.25%, 2/01/23 (b)(c)	5,000	5,194,400
San Diego County, California, COP, Refunding (MTS Tower), 5.25%,
	11/01/19 (e)	2,980	2,986,854
			25,233,899
Education - 2.5%	California State Public Works Board, Lease Revenue Refunding
	Bonds (California Community Colleges), Series A, 5%, 12/01/17	2,020	2,021,232
Hospitals/	ABAG Finance Authority for Nonprofit Corporations, California,
Healthcare - 15.4%	Revenue Bonds (San Diego Hospital Association), Series C,
	5.375%, 3/01/21	2,100	1,827,105
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/18	1,075	1,021,465
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/19	1,000	935,240
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/20	2,060	1,891,986
	California Health Facilities Financing Authority Revenue Bonds
	(Adventist Health System), Series A, 5%, 3/01/24	1,355	1,142,022
California Infrastructure and Economic Development Bank Revenue
	Bonds (Kaiser Hospital Assistance I-LLC), Series A,
	5.55%, 8/01/31	6,500	5,805,085
			12,622,903
IDA/PCR/Resource	California Pollution Control Financing Authority, Solid Waste
Recovery - 7.2%	Disposal Revenue Bonds (Waste Management, Inc. Project), AMT,
	Series A, 5.125%, 7/01/31	4,000	3,673,320
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services, Inc.
	Project), AMT, Series C, 5.25%, 6/01/23	2,500	2,201,950
			5,875,270

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
PCR	Pollution Control Revenue Bonds

BlackRock California Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Other Revenue Bonds - 9.3%	California Infrastructure and Economic Development Bank Revenue
	Bonds (J. David Gladstone Institute Project), 5.50%,
	10/01/20	$ 1,985	$2,007,629
	Fontana, California, Public Financing Authority, Tax Allocation
Revenue Refunding Bonds (North Fontana Redevelopment Project),
	Series A, 5.25%, 9/01/18 (f)	3,395	3,583,728
	Vista, California, COP, Refunding (Community Projects), 5%,
	5/01/19 (c)	1,000	1,001,740
Vista, California, COP, Refunding (Community Projects), 4.75%,
	5/01/21 (c)	1,115	1,061,123
			7,654,220
Special Tax - 1.0%	San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.60%, 9/01/19	500	454,935
San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.70%, 9/01/20	355	320,810
			775,745
State - 18.5%	California State, GO, Refunding, 5%, 11/01/11 (g)	4,740	5,219,972
	California State, GO, Refunding, 5%, 11/01/20	260	259,672
California State Veterans, GO, Refunding, AMT, Series BZ, 5.35%,
	12/01/21 (c)	6,500	6,062,680
	California Statewide Communities Development Authority, Revenue
Refunding Bonds (Daughters of Charity National Health System),
	Series A, 5.25%, 7/01/24	5,000	3,634,950
			15,177,274
Transportation - 17.6%	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, CABS, 5.884%, 1/15/21 (d)	20,000	7,084,600
	Long Beach, California, Harbor Revenue Bonds, AMT, Series A,
	5.25%, 5/15/18 (b)(c)	5,000	4,990,000
Santa Clara Valley, California, Transportation Authority, Sales Tax
	Revenue Bonds, Series A, 5%, 6/01/11 (c)(g)	2,135	2,321,087
			14,395,687
Utilities: Electric &	California Pollution Control Financing Authority, PCR, Refunding
Gas - 3.9%	(San Diego Gas & Electric Company), Series A, 5.90%, 6/01/14	3,100	3,195,263
Utilities: Irrigation, Resource	California Pollution Control Financing Authority, Solid Waste
Recovery, Solid Waste &	Disposal Revenue Bonds (Republic Services, Inc. Project), AMT,
Other - 3.1%	Series B, 5.25%, 6/01/23	2,500	2,195,625
San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.35%, 9/01/17	105	96,735
San Bernardino County, California, Special Tax Bonds (Community
	Facilities District Number 2002-1), 5.50%, 9/01/18	245	224,535
			2,516,895
Utilities: Water &	California State Department of Water Resources, Power Supply
Sewer - 22.4%	Revenue Bonds, Series A, 5.125%, 5/01/12 (g)	6,500	7,332,585
California State Department of Water Resources, Power Supply
	Revenue Refunding Bonds, Series H, 5%, 5/01/22	3,500	3,567,445

2

BlackRock California Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	California State Public Works Board, Lease Revenue Refunding
	Bonds (Trustees California State University), Series A, 5%,
	10/01/17	$ 2,415	$2,417,415
Lathrop, California, Financing Authority Revenue Bonds (Water
	Supply Project), 5.80%, 6/01/21	995	827,969
Lathrop, California, Financing Authority Revenue Bonds (Water
	Supply Project), 5.85%, 6/01/22	1,040	854,724
Lathrop, California, Financing Authority Revenue Bonds (Water
	Supply Project), 5.90%, 6/01/23	1,000	817,180
	Stockton-East Water District, California, COP, Refunding,
	Series B, 5.94%, 4/01/19 (b)(c)(d)	4,590	2,496,134
			18,313,452
	Total Municipal Bonds in California		107,781,840
Puerto Rico - 17.4%
Other Revenue Bonds - 7.4%	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series C, 5.75%, 7/01/19 (a)(h)	5	6,079
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series C, 5.75%, 7/01/19 (h)	4,405	4,048,724
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M, 6%, 7/01/20 (h)	1,000	984,250
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series M, 6.25%, 7/01/21 (h)	1,000	1,004,130
			6,043,183
State - 10.0%	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
	5.25%, 7/01/17	1,035	947,398
	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (g)	7,000	7,269,990
			8,217,388
	Total Municipal Bonds in Puerto Rico		14,260,571
US Virgin Islands - 3.0%
County/City/Special	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
District/School	(Matching Fund Loan Note), Series A, 5.25%, 10/01/23	960	797,011
District - 1.3%	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/24	300	247,113
			1,044,124
GO: Other - 1.3%	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/19	455	397,097
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/21	460	392,293
Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/22	315	264,200
			1,053,590
State - 0.4%	Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds
	(Matching Fund Loan Note), Series A, 5.25%, 10/01/17	360	325,868
	Total Municipal Bonds in the US Virgin Islands		2,423,582

3

BlackRock California Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Multi-State - 9.2%
Other Revenue	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (i)(j)	$ 4,000	$ 4,029,160
Bonds - 9.2%	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (i)(j)	5,000	3,499,250
	Total Municipal Bonds in Multi-State		7,528,410
	Total Municipal Bonds - 161.3%		131,994,403
	Corporate Bonds
Other Revenue Bonds - 4.0%	San Manuel Entertainment Authority Series 04-C, 4.50%,
	12/01/16 (j)	4,000	3,307,800
	Total Corporate Bonds - 4.0%		3,307,800
	Total Long-Term Investments (Cost - $145,680,956) - 165.3%		135,302,203
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.11% (k)(l)	634,615	634,615
	Total Short-Term Securities (Cost - $634,615) - 0.8%		634,615
	Total Investments (Cost - $146,315,571*) - 166.1%		135,936,818
	Other Assets Less Liabilities - 1.8%		1,446,860
	Preferred Shares, at Redemption Value - (67.9)%		(55,534,249)
	Net Assets Applicable to Common Shares - 100.0%		$81,849,429

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,370,706
Gross unrealized appreciation	$2,591,619
Gross unrealized depreciation	(13,025,507)
Net unrealized depreciation	$(10,433,888)

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) FGIC Insured.
(c) NPFGC Insured.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) AMBAC Insured.
(f) FSA Insured.
(g) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h) Commonwealth Guaranteed.
(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(j) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	(1,599,330)		$745

(l) Represents the current yield as of report date.

BlackRock California Municipal 2018 Term Trust

Schedule of Investments March 31, 2009 (Unaudited)
• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$634,615
Level 2	135,302,203
Level 3	-
Total	$135,936,818

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 20, 2009